INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment
As of the beginning of period	$ (41,515,106)	$ (43,834,548)
As of the end of period	(47,954,596)	(41,515,106)	$ (43,834,548)
Office equipment
Property, plant and equipment
As of the beginning of period	(188,280)	(213,437)
As of the end of period	(288,920)	(188,280)	(213,437)
Vehicles
Property, plant and equipment
As of the beginning of period	(1,149,455)	(1,785,701)
As of the end of period	(1,835,634)	(1,149,455)	(1,785,701)
Equipment and computer software
Property, plant and equipment
As of the beginning of period	(32,448)	(123,472)
As of the end of period	(67,105)	(32,448)	(123,472)
Fixture and fittings
Property, plant and equipment
As of the beginning of period	(3,679,075)	(4,737,396)
As of the end of period	(2,967,431)	(3,679,075)	(4,737,396)
Machinery and equipment
Property, plant and equipment
As of the beginning of period	(5,449,233)	(6,336,691)
As of the end of period	(5,125,728)	(5,449,233)	(6,336,691)
Land and buildings
Property, plant and equipment
As of the beginning of period	(29,746,076)	(29,969,237)
As of the end of period	(35,674,513)	(29,746,076)	(29,969,237)
Buildings in progress
Property, plant and equipment
As of the beginning of period	(1,270,539)	(668,614)
As of the end of period	(1,995,265)	(1,270,539)	(668,614)
Property, plant and equipment depreciation
Property, plant and equipment
As of the beginning of period	13,012,286	13,225,424	4,587,248
Adjustment of opening net book amount for application of IAS 29	3,048,539		5,923,397
Additions		2,010,136	2,450,256
Disposals	(987,606)	(760,620)	(227,201)
Foreign currency translation	1,286,502	1,830,562	(626,645)
Revaluation	(339,915)	367,908	(134,921)
As of the end of period	16,019,806	13,012,286	13,225,424
Property, plant and equipment depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	391,602	415,682	49,129
Adjustment of opening net book amount for application of IAS 29	45,174		309,339
Additions		35,879	39,997
Disposals	(3,265)		(4,007)
Foreign currency translation	40,394	59,959	(21,224)
As of the end of period	473,905	391,602	415,682
Property, plant and equipment depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	1,828,087	1,818,836	560,691
Adjustment of opening net book amount for application of IAS 29	689,273		750,195
Additions		426,623	621,974
Disposals	(974,102)	(173,482)	(205,618)
Foreign currency translation	133,325	243,890	(91,594)
As of the end of period	1,676,583	1,828,087	1,818,836
Property, plant and equipment depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	433,231	832,185	207,402
Adjustment of opening net book amount for application of IAS 29	50,949		486,143
Additions		28,170	99,350
Disposals		(307,816)	(769)
Foreign currency translation	40,841	119,308	(40,059)
As of the end of period	525,021	433,231	832,185
Property, plant and equipment depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	1,801,356	1,701,034	318,582
Adjustment of opening net book amount for application of IAS 29	683,537		912,404
Additions		338,092	397,989
Foreign currency translation	185,619	237,770	(72,059)
As of the end of period	2,670,512	1,801,356	1,701,034
Property, plant and equipment depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	3,605,468	3,896,810	937,736
Adjustment of opening net book amount for application of IAS 29	898,522		2,121,816
Additions		553,399	673,784
Disposals	(10,239)	(279,322)	(16,807)
Foreign currency translation	368,332	565,419	(180,281)
As of the end of period	4,862,083	3,605,468	3,896,810
Property, plant and equipment depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	4,952,542	4,560,877	2,513,708
Adjustment of opening net book amount for application of IAS 29	681,084		1,343,500
Additions		627,973	617,162
Foreign currency translation	517,991	604,216	(221,428)
Revaluation	(339,915)	367,908	(134,921)
As of the end of period	$ 5,811,702	$ 4,952,542	$ 4,560,877